Loan receivables in the financial services segment (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Loan receivables in the financial services segment
9.
Loan receivables in the financial services segment

	2023	2022
(in $ millions)	$	$
Non-current
Non-current loan receivables	54	—
Less: Loss allowance	*	—
	54	—
Current
Current loan receivables	306	207
Less: Loss allowance (see Note 26)	(34)	(22)
	272	185

* Amounts less than $1 million